Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 46,453	$ 55,789
Federal funds sold and other short term investments	536,591	488,227
Total cash and cash equivalents	583,044	544,016
Securities available for sale	863,754	912,092
Held to maturity securities ($90,305 and $151,126 fair value at December 31, 2013 and 2012, respectively)	86,215	143,426
Federal Reserve Bank and Federal Home Loan Bank stock	10,500	9,632
Loans, net of deferred fees and costs	2,908,809	2,684,733
Less: Allowance for loan losses	47,714	47,927
Net loans	2,861,095	2,636,806
Bank premises and equipment, net	34,414	36,239
Other assets	82,430	64,402
Total assets	4,521,452	4,346,613
Deposits:
Demand	318,456	300,544
Savings accounts	1,218,038	1,198,517
Interest-bearing checking	611,127	560,064
Money market deposit accounts	648,402	667,589
Certificates of deposit (in denominations of $100,000 or more)	419,301	352,734
Other time accounts	711,747	724,745
Total deposits	3,927,071	3,804,193
Short-term borrowings	204,162	159,846
Accrued expenses and other liabilities	28,406	23,776
Total liabilities	4,159,639	3,987,815
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1 par value; 150,000,000 shares authorized, 98,927,123 and 98,912,423 shares issued at December 31, 2013 and 2012, respectively	98,927	98,912
Surplus	173,144	174,899
Undivided profits	147,432	132,378
Accumulated other comprehensive income (loss), net of tax	(13,803)	1,558
Treasury stock: 4,463,786 and 4,977,179 shares, at cost, at December 31, 2013 and 2012, respectively	(43,887)	(48,949)
Total shareholders' equity	361,813	358,798
Total liabilities and shareholders' equity	$ 4,521,452	$ 4,346,613